Fees Summary	Jul. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,163,000
Previously Paid Amount	0.00
Total Fee Amount	943.56
Total Offset Amount	0.00
Net Fee	943.56
Narrative - Max Aggregate Offering Price	$ 6,163,000
Final Prospectus	true